UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund® Investment portfolio February 28, 2014 unaudited

Common stocks 93.81%
		Value
Health care 17.64%	Shares	(000)

Novartis AG	30,735,054	$ 2,566,788
Amgen Inc.	19,441,100	2,411,085
Bayer AG	12,930,929	1,836,617
Gilead Sciences, Inc.[1]	19,730,000	1,633,447
AbbVie Inc.	20,085,700	1,022,563
Teva Pharmaceutical Industries Ltd. (ADR)	16,523,000	824,333
Roche Holding AG	1,855,400	572,548
Alexion Pharmaceuticals, Inc.[1]	2,974,400	525,874
Thermo Fisher Scientific Inc.	3,351,200	417,358
St. Jude Medical, Inc.	6,027,550	405,775
Allergan, Inc.	2,630,000	334,010
Zimmer Holdings, Inc.	3,334,000	312,863
Aetna Inc.	3,741,500	272,044
UnitedHealth Group Inc.	3,519,800	271,975
Boston Scientific Corp.[1]	18,208,800	238,535
UCB SA	2,915,500	234,011
Novo Nordisk A/S, Class B	4,350,000	207,342
Stryker Corp.	2,439,100	195,713
Grifols, SA, Class B, non-registered shares	3,866,396	163,893
Grifols, SA, Class B (ADR)	604,061	25,419
ResMed Inc.	2,860,000	125,897
GlaxoSmithKline PLC	4,387,100	122,795
Sonic Healthcare Ltd.	7,365,000	114,158
Fresenius SE & Co. KGaA	590,924	91,842
Fisher & Paykel Healthcare Corp. Ltd.	23,339,600	78,467
Edwards Lifesciences Corp.[1]	1,030,000	71,853
Orion Oyj, Class B	2,171,162	71,505
Teleflex Inc.	649,000	66,192
Humana Inc.	448,122	50,396
		15,265,298
Financials 13.16%

Société Générale	14,546,365	971,290
Prudential PLC	40,079,500	909,410
HSBC Holdings PLC (Hong Kong)	49,862,976	528,472
HSBC Holdings PLC (United Kingdom)	30,718,231	323,913
UBS AG1	35,262,786	756,576
AIA Group Ltd.	117,195,396	573,099
Link Real Estate Investment Trust	109,299,002	507,725
Aviva PLC	55,871,000	443,094
Siam Commercial Bank PCL	93,875,000	435,925
Credit Suisse Group AG1	13,483,897	424,678
Barclays PLC	99,487,500	419,991
BNP Paribas SA	4,233,764	347,476
Common stocks
		Value
Financials (continued)	Shares	(000)

Industrial and Commercial Bank of China Ltd., Class H	511,627,535	$ 306,559
Mizuho Financial Group, Inc.	138,544,000	284,521
Deutsche Börse AG	3,277,511	268,904
China Construction Bank Corp., Class H	388,840,735	267,059
Agricultural Bank of China, Class H	524,521,000	222,365
Bank of China Ltd., Class H	526,975,000	221,368
UniCredit SpA	26,733,006	212,726
Sampo Oyj, Class A	3,829,974	194,068
Woori Finance Holdings Co., Ltd.	15,047,350	169,855
CIT Group Inc.	3,405,000	165,755
JPMorgan Chase & Co.	2,700,000	153,414
Assicurazioni Generali SpA	6,820,000	153,348
Cheung Kong (Holdings) Ltd.	9,661,000	151,378
ING Groep NV, depository receipts[1]	9,625,000	140,427
Citigroup Inc.	2,750,000	133,732
Sun Hung Kai Properties Ltd.	9,938,000	127,162
Aberdeen Asset Management PLC	18,580,682	121,532
Weyerhaeuser Co.[1]	3,859,686	113,899
Hang Seng Bank Ltd.	7,000,000	113,471
Willis Group Holdings PLC	2,730,000	112,367
Westfield Group, units	12,253,000	112,292
Starwood Property Trust, Inc.	4,275,000	102,685
Progressive Corp.	3,875,000	94,899
Krung Thai Bank PCL	171,384,000	94,031
HCP, Inc.	2,319,796	89,938
Public Storage	517,300	87,424
Sun Life Financial Inc.	2,435,000	84,311
Svenska Handelsbanken AB, Class A	1,500,000	78,373
Samsung Card Co., Ltd.	2,349,900	73,964
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	5,820,800	64,262
PNC Financial Services Group, Inc.	770,000	62,971
KASIKORNBANK PCL, nonvoting depository receipts	11,588,000	60,560
Ascendas Real Estate Investment Trust	31,991,000	54,511
Henderson Land Development Co. Ltd.	9,445,500	52,945
CapitaCommercial Trust	2,715,000	3,138
		11,391,863
Industrials 11.43%

ASSA ABLOY AB, Class B	16,312,507	830,681
VINCI SA	10,913,941	815,442
Lockheed Martin Corp.	3,988,400	647,317
Schneider Electric SA	6,086,719	543,997
General Dynamics Corp.	4,677,300	512,351
United Parcel Service, Inc., Class B	5,200,000	498,004
Jardine Matheson Holdings Ltd.	7,966,000	462,825
General Electric Co.	17,900,000	455,913
PACCAR Inc	5,720,000	376,605
Union Pacific Corp.	1,844,700	332,747
Nielsen Holdings NV	6,973,391	330,120
Ryanair Holdings PLC (ADR)[1]	5,804,119	329,442
KONE Oyj, Class B	7,410,000	301,829
CSX Corp.	9,485,865	262,853
Emerson Electric Co.	3,960,000	258,430
Singapore Technologies Engineering Ltd	76,260,000	228,603
Common stocks
		Value
Industrials (continued)	Shares	(000)

AB Volvo, Class B	13,899,080	$ 209,191
ComfortDelGro Corp. Ltd.[2]	135,100,000	205,690
Bureau Veritas SA	7,033,476	194,069
Bunzl PLC	7,326,600	192,988
Danaher Corp.	2,500,000	191,225
Waste Management, Inc.	4,200,000	174,300
Cummins Inc.	1,117,164	163,017
Deutsche Post AG	4,325,000	162,438
United Continental Holdings, Inc.[1]	3,500,000	157,360
Babcock International Group PLC	5,983,000	147,377
Qantas Airways Ltd.[1,2]	125,158,600	130,113
Capita PLC	6,018,000	114,883
Kühne + Nagel International AG	720,000	102,822
Andritz AG	1,605,000	100,877
BAE Systems PLC	13,675,000	94,094
ITOCHU Corp.	7,535,000	93,586
SGS SA	36,826	91,238
Norfolk Southern Corp.	712,000	65,440
Siemens AG	356,000	47,547
United Technologies Corp.	300,000	35,106
Hutchison Port Holdings Trust	52,908,000	33,066
		9,893,586
Consumer discretionary 11.32%

DIRECTV[1]	10,813,000	839,089
Home Depot, Inc.	9,363,800	768,113
Amazon.com, Inc.[1]	2,025,400	733,397
Kingfisher PLC	84,568,999	557,963
Volkswagen AG, nonvoting preferred	2,051,602	535,215
General Motors Co.[1]	14,652,347	530,415
Comcast Corp., Class A	8,272,900	427,626
ProSiebenSat.1 Media AG	8,694,000	414,611
Renault SA	4,049,223	403,592
Whitbread PLC	4,978,551	374,074
Netflix, Inc.[1]	702,894	313,231
YUM! Brands, Inc.	4,131,486	306,060
H & M Hennes & Mauritz AB, Class B	6,714,300	302,851
SJM Holdings Ltd.	91,615,000	293,950
Twenty-First Century Fox, Inc., Class A	8,722,758	292,561
Nissan Motor Co., Ltd.	30,117,000	269,594
Galaxy Entertainment Group Ltd.[1]	25,222,000	253,015
Daily Mail and General Trust PLC, Class A, nonvoting	13,740,000	242,048
Intercontinental Hotels Group PLC	7,409,560	240,957
NIKE, Inc., Class B	2,000,000	156,600
adidas AG	1,286,500	149,874
Johnson Controls, Inc.	2,772,325	136,953
Sands China Ltd.	15,943,100	133,329
British Sky Broadcasting Group PLC	7,711,000	121,377
Daimler AG	1,300,000	121,157
Ford Motor Co.	7,700,000	118,503
William Hill PLC	15,971,511	106,339
MGM China Holdings Ltd.	24,670,000	105,222
Melco Crown Entertainment Ltd. (ADR)[1]	2,371,584	101,788
Nordstrom, Inc.	1,250,000	76,850
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Hyundai Motor Co.	322,200	$ 73,948
Wynn Macau, Ltd.	14,418,000	69,484
Li & Fung Ltd.	42,459,000	55,587
Bayerische Motoren Werke AG	393,157	45,693
Darden Restaurants, Inc.	741,400	37,856
Darty PLC	16,230,500	31,527
Stella International Holdings Ltd.	10,024,500	24,594
Dixons Retail PLC[1]	23,103,600	19,886
WPP PLC	412,700	9,039
		9,793,968
Information technology 8.79%

Google Inc., Class A1	1,037,629	1,261,394
Samsung Electronics Co. Ltd.	795,750	1,005,590
Samsung Electronics Co. Ltd., nonvoting preferred	22,417	22,322
Oracle Corp.	20,422,000	798,704
Texas Instruments Inc.	16,070,000	722,507
Motorola Solutions, Inc.	7,674,662	508,063
Microsoft Corp.	9,155,000	350,728
Accenture PLC, Class A	4,125,000	343,819
Delta Electronics, Inc.[3]	59,003,873	329,366
Automatic Data Processing, Inc.	3,305,000	257,063
Hewlett-Packard Co.	8,125,000	242,775
Murata Manufacturing Co., Ltd.	2,174,000	207,018
Western Union Co.	11,294,000	188,949
Maxim Integrated Products, Inc.	5,723,000	187,199
AAC Technologies Holdings Inc.	37,127,000	168,160
Analog Devices, Inc.	2,970,186	150,945
Nintendo Co., Ltd.	1,172,400	144,635
Yahoo! Inc.[1]	3,423,798	132,398
Quanta Computer Inc.[3]	50,388,595	124,249
SAP AG	1,336,000	107,916
Avago Technologies Ltd.	1,596,000	98,473
Baidu, Inc., Class A (ADR)[1]	515,300	88,080
Siliconware Precision Industries Co., Ltd.[3]	66,700,000	84,831
HOYA Corp.	2,763,000	81,883
		7,607,067
Consumer staples 6.91%

Altria Group, Inc.	42,243,300	1,531,742
Philip Morris International Inc.	16,440,200	1,330,177
Pernod Ricard SA	5,810,510	684,047
Nestlé SA	8,454,443	640,211
Anheuser-Busch InBev NV	1,965,000	205,998
Coca-Cola Co.	4,958,800	189,426
Tingyi (Cayman Islands) Holding Corp.	62,940,000	176,398
SABMiller PLC	3,580,000	175,471
Associated British Foods PLC	3,307,511	166,047
British American Tobacco PLC	2,392,000	130,180
Mondelez International, Inc.	3,677,836	125,157
Lorillard, Inc.	2,460,000	120,688
Diageo PLC	3,100,000	97,515
Danone SA1	1,215,800	85,889
ConAgra Foods, Inc.	2,700,000	76,680
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Mead Johnson Nutrition Co.	770,000	$ 62,793
Imperial Tobacco Group PLC	1,455,000	59,377
Charoen Pokphand Foods PCL	63,720,500	53,222
Kraft Foods Group, Inc.	787,166	43,507
Treasury Wine Estates Ltd.	7,212,137	24,906
		5,979,431
Energy 6.19%

BP PLC	192,863,649	1,629,009
Royal Dutch Shell PLC, Class B	9,203,685	358,638
Royal Dutch Shell PLC, Class A	7,250,000	264,420
Royal Dutch Shell PLC, Class A (ADR)	897,500	65,401
Royal Dutch Shell PLC, Class A (EUR denominated)	1,686,000	61,566
Royal Dutch Shell PLC, Class B (ADR)	344,800	26,867
Eni SpA	22,965,300	554,098
Eni SpA (ADR)	253,148	12,136
Exxon Mobil Corp.	5,694,000	548,161
BG Group PLC	20,070,000	365,825
EOG Resources, Inc.	1,393,000	263,862
Devon Energy Corp.	3,900,000	251,238
Schlumberger Ltd.	2,200,000	204,600
OJSC Gazprom (ADR)	19,975,000	153,807
Kinder Morgan, Inc.	4,000,000	127,400
ConocoPhillips	1,650,000	109,725
Husky Energy Inc.	3,456,000	105,088
Pacific Rubiales Energy Corp.	7,156,000	98,554
Apache Corp.	1,159,036	91,900
CNOOC Ltd.	40,776,900	66,836
		5,359,131
Telecommunication services 6.14%

Verizon Communications Inc.	19,282,061	917,441
Verizon Communications Inc. (CDI)	9,235,278	437,937
Vodafone Group PLC	194,720,182	811,911
Vodafone Group PLC (ADR)	610,910	25,396
SoftBank Corp.	8,812,400	663,982
TeliaSonera AB	74,322,215	572,748
CenturyLink, Inc.	13,456,000	420,635
Singapore Telecommunications Ltd.	89,868,810	255,218
MTN Group Ltd.	13,182,000	241,036
OJSC Mobile TeleSystems (ADR)	13,994,480	240,985
Crown Castle International Corp.[1]	2,270,000	172,293
Advanced Info Service PCL	17,872,800	115,591
Türk Telekomünikasyon AS, Class D	39,150,000	105,215
Total Access Communication PCL	15,831,500	49,011
Total Access Communication PCL, nonvoting depository receipts	14,106,400	43,670
Shin Corp. PCL	24,874,700	55,849
Shin Corp. PCL, nonvoting depository receipts	13,830,000	31,051
Ziggo NV	1,550,000	70,923
OJSC MegaFon (GDR)[4]	1,840,000	53,360
AT&T Inc.	505,193	16,131
Philippine Long Distance Telephone Co. (ADR)	165,321	9,952
		5,310,335
Common stocks
		Value
Utilities 3.94%	Shares	(000)

National Grid PLC	70,136,919	$ 980,102
Fortum Oyj	15,128,414	358,331
PT Perusahaan Gas Negara (Persero) Tbk	835,141,000	352,502
Exelon Corp.	10,911,000	331,803
Dominion Resources, Inc.	4,456,422	309,276
EDP — Energias de Portugal, SA	67,980,566	294,637
Iberdrola, SA	37,454,277	249,030
SSE PLC	7,643,164	179,568
FirstEnergy Corp.	4,495,000	138,356
GDF SUEZ	3,372,030	86,525
PG&E Corp.	1,835,000	80,850
Power Assets Holdings Ltd.	6,169,500	51,555
		3,412,535
Materials 3.47%

BASF SE	4,429,000	509,976
Akzo Nobel NV	4,238,000	351,041
Praxair, Inc.	2,653,120	345,887
Rio Tinto PLC	5,402,300	310,518
ArcelorMittal	19,044,654	301,384
Amcor Ltd.	30,684,007	276,821
Syngenta AG	613,000	223,036
Linde AG	959,000	198,755
Dow Chemical Co.	3,654,000	177,986
Sherwin-Williams Co.	660,000	132,317
Celanese Corp., Series A	1,320,000	70,475
Koninklijke DSM NV	1,054,000	67,352
Boral Ltd.	7,862,821	39,081
		3,004,629
Miscellaneous 4.82%

Other common stocks in initial period of acquisition		4,167,091
Total common stocks (cost: $58,533,731,000)		81,184,934
Preferred securities 0.01%

Financials 0.01%

Citigroup Inc. 7.875% preferred	122,000	3,364
Total preferred securities (cost: $3,050,000)		3,364
Convertible securities 0.13%
	Shares or
Financials 0.06%	principal amount

Bank of Ireland 10.00% convertible notes 2016	€23,175,000	34,746
Bank of America Corp., Series L, 7.25% convertible preferred	13,000	14,990
		49,736
Telecommunication services 0.05%

Clearwire Corp. 8.25% convertible notes 2040[4]	$38,630,000	44,907
Convertible securities
	Shares or	Value
Industrials 0.02%	principal amount	(000)

United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	$ 19,738
Total convertible securities (cost: $90,315,000)		114,381
Bonds, notes & other debt instruments 0.92%
Corporate bonds & notes 0.61%	Principal amount
Financials 0.27%	(000)

HBOS PLC 6.75% 2018[4]	$36,490	41,751
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4,5]	30,300	30,300
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[4,5]	60,000	63,085
Bank of Ireland 10.24% (undated)	€24,030	36,005
Simon Property Group, LP 5.25% 2016	$3,540	3,914
Simon Property Group, LP 6.10% 2016	860	946
Simon Property Group, LP 5.875% 2017	165	186
Simon Property Group, LP 6.125% 2018	890	1,046
Simon Property Group, LP 10.35% 2019	5,170	7,055
AXA SA 8.60% 2030	8,000	10,340
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[5]	£4,520	10,237
Developers Diversified Realty Corp. 7.875% 2020	$ 8,075	10,155
Standard Chartered Bank 6.40% 2017[4]	8,451	9,624
Discover Financial Services 10.25% 2019	4,334	5,553
ERP Operating LP 5.125% 2016	2,886	3,133
ERP Operating LP 5.75% 2017	2,055	2,336
		235,666
Telecommunication services 0.15%

Sprint Nextel Corp. 9.125% 2017	27,750	32,953
Sprint Nextel Corp. 11.50% 2021	33,950	45,663
MTS International Funding Ltd. 8.625% 2020	29,630	35,037
MTS International Funding Ltd. 8.625% 2020[4]	6,190	7,320
América Móvil, SAB de CV 6.45% 2022	MXN63,350	4,451
América Móvil, SAB de CV 8.46% 2036	55,000	3,830
		129,254
Materials 0.11%

ArcelorMittal 4.25% 2015[5]	$16,500	17,078
ArcelorMittal 4.25% 2015[5]	8,200	8,415
ArcelorMittal 10.35% 2019[5]	20,000	25,525
ArcelorMittal 6.75% 2022[5]	24,365	27,167
CRH America, Inc. 6.00% 2016	1,260	1,403
CRH America, Inc. 8.125% 2018	15,540	19,191
		98,779
Energy 0.06%

Gazprom OJSC 8.146% 2018	4,415	5,144
Gazprom OJSC, Series 9, 6.51% 2022	30,710	32,860
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,200
Gazprom OJSC 7.288% 2037	2,740	2,894
BP Capital Markets PLC 3.875% 2015	7,320	7,582
		49,680
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer discretionary 0.02%	(000)	(000)

Marks and Spencer Group PLC 6.25% 2017[4]	$ 100	$ 112
Marks and Spencer Group PLC 7.125% 2037[4]	15,550	17,199
		17,311
Total corporate bonds & notes		530,690
Bonds & notes of governments outside the U.S. 0.20%

Brazil (Federal Republic of) 10.00% 2019	BRL443,121	102,327
Indonesia (Republic of) 9.00% 2018	IDR 59,259,000	5,312
Indonesia (Republic of) 7.875% 2019	548,219,000	47,342
Indonesia (Republic of) 11.50% 2019	118,706,000	11,772
Indonesia (Republic of), Series 31, 11.00% 2020	84,791,000	8,363
		175,116
U.S. Treasury bonds & notes 0.11%

U.S. Treasury 0.25% 2014[6]	$ 92,000	92,011
Total bonds, notes & other debt instruments (cost: $698,484,000)		797,817
Short-term securities 4.61%

Fannie Mae 0.11%–0.15% due 5/1–10/27/2014	1,324,953	1,324,335
Freddie Mac 0.095%–0.17% due 3/4–10/1/2014	747,700	747,510
Federal Home Loan Bank 0.06%–0.18% due 3/21–8/29/2014	625,306	625,186
International Bank for Reconstruction and Development 0.12%–0.13% due 5/16–5/28/2014	185,100	185,074
Mizuho Funding LLC 0.205%–0.225% due 3/3–7/25/2014[4]	156,300	156,214
Federal Farm Credit Banks 0.13% due 4/1–10/14/2014	146,000	145,934
Sumitomo Mitsui Banking Corp. 0.10%–0.20% due 3/5–3/14/2014[4]	136,100	136,096
Mitsubishi UFJ Trust and Banking Corp. 0.20% due 3/19/2014[4]	66,400	66,393
Victory Receivables Corp. 0.14% due 3/26/2014[4]	33,000	32,997
Private Export Funding Corp. 0.20%–0.245% due 4/29–6/23/2014[4]	83,800	83,774
Old Line Funding, LLC 0.17% due 6/11/2014[4]	65,097	65,074
Toyota Credit Canada Inc. 0.18% due 5/15/2014	53,600	53,589
Svenska Handelsbanken Inc. 0.15% due 3/6/2014[4]	51,000	50,999
U.S. Bank, N.A. 0.05% due 3/3/2014	50,000	50,000
Electricité de France 0.14% due 3/7/2014[4]	50,000	49,998
Toronto-Dominion Holdings USA Inc. 0.11% due 3/13/2014[4]	50,000	49,998
General Electric Capital Corp. 0.15% due 6/12/2014	50,000	49,982
Bank of Nova Scotia 0.19% due 6/19/2014	43,300	43,275
ANZ National (International) Ltd. 0.15% due 4/11/2014[4]	30,000	29,996
Kells Funding, LLC 0.20% due 8/18/2014[4]	25,000	24,975
Coca-Cola Co. 0.09% due 5/23/2014[4]	18,500	18,496
Total short-term securities (cost: $3,989,377,000)		3,989,895
Total investment securities (cost: $63,314,957,000)		86,090,391
Other assets less liabilities		452,371
Net assets		$86,542,762

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $588,493,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 2/28/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	3/31/2014	Barclays Bank PLC	$164,386	A$184,000	$ 547
Australian dollars	4/4/2014	UBS AG	$16,969	A$19,000	55
Euros	3/13/2014	Bank of America, N.A.	$115,701	€84,800	(1,347)
Japanese yen	3/14/2014	Bank of America, N.A.	$55,588	¥5,700,000	(424)
Japanese yen	3/20/2014	Bank of New York Mellon	$100,074	¥10,242,554	(581)
Swiss francs	3/26/2014	Citibank	$160,530	CHF142,650	(1,698)
					$(3,448)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2014, appear below.

						Value of
					Dividend	affiliates at
					income	2/28/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	$—	$ 205,690
Qantas Airways Ltd.[1]	125,158,600	—	—	125,158,600	—	130,113
					$—	$335,803

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including thoses in “Miscellaneous” was $612,843,000, which represented .71% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,032,668,000, which represented 1.19% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $5,529,000, which represented less than .01% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market The following tables present the fund’s valuation levels as of February 28, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 15,265,298	$ —	$—	$ 15,265,298
	Financials	11,391,863	—	—	11,391,863
	Industrials	9,893,586	—	—	9,893,586
	Consumer discretionary	9,793,968	—	—	9,793,968
	Information technology	7,068,621	538,446	—	7,607,067
	Consumer staples	5,979,431	—	—	5,979,431
	Energy	5,359,131	—	—	5,359,131
	Telecommunication services	5,310,335	—	—	5,310,335
	Utilities	3,412,535	—	—	3,412,535
	Materials	3,004,629	—	—	3,004,629
	Miscellaneous	4,092,694	74,397	—	4,167,091
	Preferred securities	—	3,364	—	3,364
	Convertible securities	14,990	99,391	—	114,381
	Bonds, notes & other debt instruments	—	797,817	—	797,817
	Short-term securities	—	3,989,895	—	3,989,895
Total		$80,587,081	$5,503,310	$—	$86,090,391

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 602	$—	$ 602
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(4,050)	—	(4,050)
Total		$—	$(3,448)	$—	$(3,448)

* Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,043,269
Gross unrealized depreciation on investment securities	(1,470,014)
Net unrealized appreciation on investment securities	22,573,255
Cost of investment securities for federal income tax purposes	63,517,136

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

BRL = Brazilian reais

EUR/€ = Euros

£ = British pounds

IDR = Indonesian rupiah

MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-033-0414O-S37652

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: April 28, 2014

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 28, 2014